Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 6.7%
Guggenheim Strategy Fund II1	56,518	$1,387,525
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	141,704	1,387,282
Total Mutual Funds
(Cost $2,822,291)		2,774,807

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 59.3%
Federal Home Loan Bank
0.13% due 04/04/22[2]	$6,963,000	6,962,913
0.15% due 04/05/22[2]	5,000,000	4,999,917
0.17% due 04/27/22[2]	5,000,000	4,999,350
0.24% due 04/27/22[2]	4,800,000	4,799,168
0.83% due 10/03/22[2]	2,000,000	1,991,348
0.81% due 09/14/22[2]	1,000,000	996,442
Total Federal Agency Discount Notes
(Cost $24,749,082)		24,749,138

FEDERAL AGENCY NOTES†† - 16.8%
Federal Home Loan Bank
0.27% (SOFR, Rate Floor: 0.00%) due 04/25/22◊	6,000,000	6,000,036
Federal Farm Credit Bank
0.32% (U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	1,000,000	999,913
Total Federal Agency Notes
(Cost $7,000,011)		6,999,949

U.S. TREASURY BILLS†† - 11.4%
U.S. Treasury Bills
0.12% due 05/05/22[2,3]	4,771,000	4,770,335
Total U.S. Treasury Bills
(Cost $4,770,459)		4,770,335

REPURCHASE AGREEMENTS††,4 - 9.4%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	2,641,897	2,641,897
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	1,017,541	1,017,541
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	264,561	264,561
Total Repurchase Agreements
(Cost $3,923,999)		3,923,999
Total Investments - 103.6%
(Cost $43,265,842)		$43,218,228
Other Assets & Liabilities, net - (3.6)%		(1,497,467)
Total Net Assets - 100.0%		$41,720,761

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	230	Apr 2022	$41,690,375	$(334,777)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Affiliated issuer.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at March 31, 2022.
4	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,774,807	$—	$—	$2,774,807
Federal Agency Discount Notes	—	24,749,138	—	24,749,138
Federal Agency Notes	—	6,999,949	—	6,999,949
U.S. Treasury Bills	—	4,770,335	—	4,770,335
Repurchase Agreements	—	3,923,999	—	3,923,999
Total Assets	$2,774,807	$40,443,421	$—	$43,218,228

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$334,777	$—	$—	$334,777

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,406,176	$–	$–	$–	$(18,651)	$1,387,525	56,518	$4,776
Guggenheim Ultra Short Duration Fund — Institutional Class	1,405,703	–	–	–	(18,421)	1,387,282	141,704	3,513
	$2,811,879	$–	$–	$–	$(37,072)	$2,774,807		$8,289

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MUTUAL FUNDS† - 27.9%
Guggenheim Strategy Fund III[1]	235,195	$5,795,209
Guggenheim Strategy Fund II1	166,856	4,096,312
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	257,497	2,520,893
Total Mutual Funds
(Cost $12,548,782)		12,412,414

	Face Amount
U.S. TREASURY BILLS†† - 12.9%
U.S. Treasury Bills
0.12% due 05/05/22[2,3]	$5,753,000	5,752,199
Total U.S. Treasury Bills
(Cost $5,752,348)		5,752,199

REPURCHASE AGREEMENTS††,4 - 58.6%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22	17,578,906	17,578,906
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22	6,770,610	6,770,610
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22	1,760,358	1,760,358
Total Repurchase Agreements
(Cost $26,109,874)		26,109,874
Total Investments - 99.4%
(Cost $44,411,004)		$44,274,487
Other Assets & Liabilities, net - 0.6%		279,651
Total Net Assets - 100.0%		$44,554,138

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Cotton #2 Futures Contracts	48	Dec 2022	$2,668,320	$204,669
Natural Gas Futures Contracts	18	Apr 2022	1,017,360	188,184
Corn Futures Contracts	37	Sep 2022	1,284,825	94,243
Lean Hogs Futures Contracts	55	Jun 2022	2,660,900	61,907
Gold 100 oz. Futures Contracts	23	Jun 2022	4,465,910	47,716
Euro - Rapeseed Futures Contracts	7	Apr 2022	364,446	46,569
Brent Crude Futures Contracts	6	Apr 2022	629,820	44,040
LME Zinc Futures Contracts	5	May 2022	525,312	41,160
Corn Futures Contracts	9	May 2022	336,375	30,894
Cotton #2 Futures Contracts	7	May 2022	474,390	29,667
LME Primary Aluminum Futures Contracts	7	May 2022	610,244	27,442
Low Sulphur Gas Oil Futures Contracts	3	May 2022	300,150	25,970
NY Harbor ULSD Futures Contracts	4	Apr 2022	564,547	25,778
Red Spring Wheat Futures Contracts	4	May 2022	218,800	24,109
Canadian Canola (WCE) Futures Contracts	30	May 2022	542,675	23,847
Sugar #11 Futures Contracts	27	Apr 2022	590,285	21,700
Euro - Mill Wheat Futures Contracts	11	May 2022	224,577	21,129
Soybean Oil Futures Contracts	12	May 2022	502,848	16,635
Live Cattle Futures Contracts	26	Jun 2022	1,425,060	15,270
Cocoa Futures Contracts	17	May 2022	450,160	13,890
Gasoline RBOB Futures Contracts	3	Apr 2022	395,942	10,320
Coffee 'C' Futures Contracts	19	May 2022	1,608,469	9,761
Oat Futures Contracts	15	Jul 2022	515,438	8,279
LME Lead Futures Contracts	9	May 2022	544,950	7,248
Soybean Meal Futures Contracts	15	May 2022	701,850	4,835
Platinum Futures Contracts	1	Jul 2022	49,405	(1,098)
Copper Futures Contracts	3	May 2022	353,775	(1,422)
Silver Futures Contracts	5	May 2022	624,000	(1,953)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
CME Nonfat Dry Milk Futures Contracts	4	May 2022	$320,320	$(3,970)
SGX Iron Ore 62% Futures Contracts	23	May 2022	367,172	(5,355)
Wheat Futures Contracts	7	May 2022	352,800	(20,083)
ECX Emission Futures Contracts	2	Dec 2022	169,260	(22,259)
Hard Red Winter Wheat Futures Contracts	6	May 2022	309,600	(22,460)
WTI Crude Futures Contracts	10	Apr 2022	1,006,800	(23,339)
Soybean Futures Contracts	12	May 2022	970,350	(34,497)
Soybean Meal Futures Contracts	48	Dec 2022	1,978,080	(57,311)
LME Nickel Futures Contracts	3	May 2022	577,710	(61,276)
Soybean Futures Contracts	44	Nov 2022	3,121,250	(88,461)
Low Sulphur Gas Oil Futures Contracts	15	Jul 2022	1,383,375	(102,000)
			$35,207,550	$599,778

Equity Futures Contracts Purchased†
S&P/TSX 60 IX Index Futures Contracts	7	Jun 2022	$1,478,849	$38,298
SPI 200 Index Futures Contracts	5	Jun 2022	695,775	34,438
CBOE Volatility Index Futures Contracts	43	Jul 2022	1,122,300	14,470
S&P 500 Index Mini Futures Contracts	1	Jun 2022	226,387	13,999
NASDAQ-100 Index Mini Futures Contracts	2	Jun 2022	594,840	7,650
CBOE Volatility Index Futures Contracts	35	Sep 2022	932,050	7,622
Dow Jones Industrial Average Index Mini Futures Contracts	1	Jun 2022	172,965	3,133
FTSE 100 Index Futures Contracts	1	Jun 2022	97,847	687
FTSE Taiwan Index Futures Contracts	1	Apr 2022	61,190	(643)
CAC 40 10 Euro Index Futures Contracts	2	Apr 2022	146,664	(681)
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2022	268,770	(2,062)
Tokyo Stock Price Index Futures Contracts	1	Jun 2022	158,310	(2,540)
FTSE/JSE TOP 40 Index Futures Contracts††	18	Jun 2022	835,359	(18,319)
			$6,791,306	$96,052

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	108	Jun 2022	$2,681,640	$73,644
Canadian Dollar Futures Contracts	44	Jun 2022	3,518,240	22,776
New Zealand Dollar Futures Contracts	11	Jun 2022	761,365	18,110
British Pound Futures Contracts	33	Jun 2022	2,708,681	5,591
Euro FX Futures Contracts	6	Jun 2022	832,013	3,848
Australian Dollar Futures Contracts	4	Jun 2022	299,660	(795)
Japanese Yen Futures Contracts	17	Jun 2022	1,748,875	(34,569)
			$12,550,474	$88,605

Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	15	Jun 2022	$1,426,802	$10,278
Euro - BTP Italian Government Bond Futures Contracts††	26	Jun 2022	3,984,154	3,917
Euro - OATS Futures Contracts	24	Jun 2022	4,021,069	(40,702)
			$9,432,025	$(26,507)

Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	58	Jun 2022	$10,182,892	$282,261
Canadian Government 10 Year Bond Futures Contracts	67	Jun 2022	6,989,966	192,414
U.S. Treasury 10 Year Note Futures Contracts	56	Jun 2022	6,874,875	144,114
Euro - Bobl Futures Contracts	57	Jun 2022	8,132,135	122,299
Australian Government 10 Year Bond Futures Contracts	22	Jun 2022	2,092,643	79,769
Long Gilt Futures Contracts††	56	Jun 2022	8,923,336	73,933
Australian Government 3 Year Bond Futures Contracts	39	Jun 2022	3,205,875	43,839
U.S. Treasury 5 Year Note Futures Contracts	39	Jun 2022	4,467,633	43,396
U.S. Treasury 2 Year Note Futures Contracts	17	Jun 2022	3,600,547	23,261
U.S. Treasury Ultra Long Bond Futures Contracts	5	Jun 2022	885,469	19,186

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short† (continued)
U.S. Treasury Long Bond Futures Contracts	5	Jun 2022	$751,250	$2,240
Euro - Schatz Futures Contracts	8	Jun 2022	980,635	575
Euro - 30 year Bond Futures Contracts	1	Jun 2022	205,511	539
			$57,292,767	$1,027,826

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	75	Jun 2022	$7,715,625	$354,725
New Zealand Dollar Futures Contracts	10	Jun 2022	692,150	(4,826)
Australian Dollar Futures Contracts	34	Jun 2022	2,547,110	(50,648)
Swiss Franc Futures Contracts	92	Jun 2022	12,480,950	(59,278)
Euro FX Futures Contracts	53	Jun 2022	7,349,444	(69,612)
			$30,785,279	$170,361

Commodity Futures Contracts Sold Short†
Low Sulphur Gas Oil Futures Contracts	6	May 2022	$600,300	$82,640
Soybean Futures Contracts	32	Jul 2022	2,556,400	61,564
Palladium Futures Contracts	1	Jun 2022	224,900	29,097
Soybean Meal Futures Contracts	40	May 2022	1,871,600	26,220
Cattle Feeder Futures Contracts	26	May 2022	2,164,175	14,832
Platinum Futures Contracts	6	Jul 2022	296,430	5,685
Soybean Oil Futures Contracts	1	May 2022	41,904	45
Live Cattle Futures Contracts	3	Jun 2022	164,430	(1,236)
Corn Futures Contracts	39	May 2022	1,457,625	(3,979)
Cotton #2 Futures Contracts	3	May 2022	203,310	(23,619)
Cotton #2 Futures Contracts	27	Jul 2022	1,778,760	(147,940)
			$11,359,834	$43,309

Equity Futures Contracts Sold Short†
Euro STOXX 50 Index Futures Contracts	4	Jun 2022	$168,153	$1,146
OMX Stockholm 30 Index Futures Contracts††	4	Apr 2022	87,512	49
Russell 2000 Index Mini Futures Contracts	1	Jun 2022	103,250	(95)
CAC 40 10 Euro Index Futures Contracts	1	Apr 2022	73,332	(3,089)
Amsterdam Index Futures Contracts	1	Apr 2022	159,666	(4,224)
IBEX 35 Index Futures Contracts††	3	Apr 2022	276,654	(4,493)
MSCI EAFE Index Futures Contracts	1	Jun 2022	107,230	(5,217)
SPI 200 Index Futures Contracts	1	Jun 2022	139,155	(6,289)
FTSE MIB Index Futures Contracts	1	Jun 2022	134,226	(7,222)
FTSE 100 Index Futures Contracts	4	Jun 2022	391,388	(7,437)
Tokyo Stock Price Index Futures Contracts	1	Jun 2022	158,310	(15,117)
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2022	226,251	(15,486)
CBOE Volatility Index Futures Contracts	31	Apr 2022	726,950	(36,727)
			$2,752,077	$(104,201)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is pledged as futures collateral at March 31, 2022.
3	Rate indicated is the effective yield at the time of purchase.
4	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,412,414	$—	$—	$12,412,414
U.S. Treasury Bills	—	5,752,199	—	5,752,199
Repurchase Agreements	—	26,109,874	—	26,109,874
Commodity Futures Contracts**	1,265,345	—	—	1,265,345
Interest Rate Futures Contracts**	964,171	77,850	—	1,042,021
Currency Futures Contracts**	478,694	—	—	478,694
Equity Futures Contracts**	121,443	49	—	121,492
Total Assets	$15,242,067	$31,939,972	$—	$47,182,039

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$622,258	$—	$—	$622,258
Currency Futures Contracts**	219,728	—	—	219,728
Equity Futures Contracts**	106,829	22,812	—	129,641
Interest Rate Futures Contracts**	40,702	—	—	40,702
Total Liabilities	$989,517	$22,812	$—	$1,012,329

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the "Short Term Investment Vehicles"), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,951,696	$–	$(800,000)	$(3,539)	$(51,845)	$4,096,312	166,856	$14,528
Guggenheim Strategy Fund III	5,886,936	–	–	–	(91,727)	5,795,209	235,195	21,386
Guggenheim Ultra Short Duration Fund — Institutional Class	1,753,560	800,000	–	–	(32,667)	2,520,893	257,497	6,039
	$12,592,192	$800,000	$(800,000)	$(3,539)	$(176,239)	$12,412,414		$41,953

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS† - 39.2%
Financial - 7.3%
People's United Financial, Inc.	48,387	$967,256
Preferred Apartment Communities, Inc. — Class A REIT	29,712	741,017
First Horizon Corp.	29,951	703,549
American National Group, Inc.	3,443	651,037
Goldman Sachs Group, Inc.	1,951	644,062
MGM Growth Properties LLC — Class A REIT	16,551	640,524
Investors Bancorp, Inc.	31,211	465,981
TriState Capital Holdings, Inc.*	13,971	464,256
Flagstar Bancorp, Inc.	9,355	396,652
Umpqua Holdings Corp.	14,485	273,187
Total Financial		5,947,521
Communications - 7.0%
Mimecast Ltd.*	16,456	1,309,239
Vonage Holdings Corp.*	49,293	1,000,155
Houghton Mifflin Harcourt Co.*	47,317	994,130
TEGNA, Inc.	33,134	742,202
NeoPhotonics Corp.*	48,113	731,799
Mandiant, Inc.*	22,239	496,152
Anaplan, Inc.*	7,562	491,908
Total Communications		5,765,585
Technology - 5.9%
Cerner Corp.	13,084	1,224,139
Zynga, Inc. — Class A*	111,544	1,030,667
Bottomline Technologies DE, Inc.*	16,717	947,519
CMC Materials, Inc.	4,591	851,172
Activision Blizzard, Inc.	6,141	491,955
Tower Semiconductor Ltd.*	7,663	370,889
Total Technology		4,916,341
Consumer, Non-cyclical - 5.2%
Ortho Clinical Diagnostics Holdings plc*	52,545	980,582
MoneyGram International, Inc.*	81,444	860,049
Sanderson Farms, Inc.	3,900	731,211
Intersect ENT, Inc.*	23,678	663,221
Nielsen Holdings plc	18,416	501,652
LHC Group, Inc.*	2,972	501,079
Total Consumer, Non-cyclical		4,237,794
Industrial - 5.0%
SPX FLOW, Inc.	13,730	1,183,801
Coherent, Inc.*	3,364	919,583
US Ecology, Inc.*	17,948	859,350
Welbilt, Inc.*	31,302	743,422
Cornerstone Building Brands, Inc.*	20,090	488,589
Total Industrial		4,194,745
Consumer, Cyclical - 4.3%
Veoneer, Inc.*,1	33,305	1,230,625
Meritor, Inc.*	27,875	991,513
Tenneco, Inc. — Class A*	48,165	882,383
Spirit Airlines, Inc.*	14,891	325,666
Golden Nugget Online Gaming, Inc.*	23,257	165,358
Total Consumer, Cyclical		3,595,545
Basic Materials - 3.6%
Rogers Corp.*	4,486	1,218,846
Ferro Corp.*	40,498	880,427
GCP Applied Technologies, Inc.*	15,812	496,813
Atotech Ltd.*	17,259	378,835
Total Basic Materials		2,974,921
Utilities - 0.9%
South Jersey Industries, Inc.	21,558	744,829
Total Common Stocks
(Cost $32,330,285)		32,377,281

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	42,000	–
Alexion Pharmaceuticals, Inc.*	34,843	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 18.4%
Guggenheim Strategy Fund II2	269,618	6,619,124
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	674,462	6,602,987
Guggenheim Strategy Fund III[2]	79,031	1,947,330
Total Mutual Funds
(Cost $15,386,814)		15,169,441

CLOSED-END FUNDS† - 5.9%
CBRE Global Real Estate Income Fund	18,108	163,696
General American Investors Company, Inc.	3,645	154,803
Nuveen Real Asset Income and Growth Fund	10,079	154,007
Adams Diversified Equity Fund, Inc.	8,329	153,587
LMP Capital and Income Fund, Inc.	10,403	152,092
BNY Mellon High Yield Strategies Fund	53,285	148,132
Barings Global Short Duration High Yield Fund	9,445	146,397
PGIM High Yield Bond Fund, Inc.	10,196	146,313
Virtus AllianzGI Convertible & Income Fund II	33,787	146,298
Nuveen California Quality Municipal Income Fund	10,843	142,260
Nuveen New York AMT-Free Quality Municipal Income Fund	11,715	142,220
BlackRock California Municipal Income Trust	11,427	140,324
Eaton Vance California Municipal Bond Fund	13,371	134,245
Nuveen California AMT-Free Quality Municipal Income Fund	8,578	116,318

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
CLOSED-END FUNDS† - 5.9% (continued)
Gabelli Healthcare & WellnessRx Trust	8,876	$113,790
Nuveen New Jersey Quality Municipal Income Fund	8,446	113,007
Pioneer Municipal High Income Fund Trust	9,832	103,236
First Trust Dynamic Europe Equity Income Fund	7,539	95,218
Apollo Tactical Income Fund, Inc.	6,556	94,144
Invesco Dynamic Credit Opportunities Fund*	7,373	90,314
Invesco Trust for Investment Grade New York Municipals	7,470	86,577
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	16,520	82,435
Western Asset Emerging Markets Debt Fund, Inc.	7,577	81,301
Nuveen New York Quality Municipal Income Fund	6,361	79,958
Eaton Vance New York Municipal Bond Fund	7,618	79,837
BNY Mellon Municipal Income, Inc.	10,040	76,204
Invesco California Value Municipal Income Trust	5,949	65,915
Aberdeen Global Dynamic Dividend Fund	5,702	63,862
Miller/Howard High Dividend Fund	5,666	63,233
Saba Capital Income & Opportunities Fund	13,294	60,089
Bancroft Fund Ltd.	2,565	58,431
Nuveen Credit Strategies Income Fund	9,240	57,103
Aberdeen Total Dynamic Dividend Fund	5,866	56,372
Delaware Investments National Municipal Income Fund	4,420	55,913
Insight Select Income Fund	3,057	54,629
BlackRock MuniYield Michigan Quality Fund, Inc.	3,937	50,433
Invesco Pennsylvania Value Municipal Income Trust	4,187	48,904
Neuberger Berman California Municipal Fund, Inc.	3,399	41,502
Tortoise Power and Energy Infrastructure Fund, Inc.	2,856	40,669
AllianceBernstein National Municipal Income Fund, Inc.	3,139	39,520
Nuveen Pennsylvania Quality Municipal Income Fund	2,739	36,977
New Germany Fund, Inc.	2,987	34,141
Eaton Vance California Municipal Income Trust	2,899	33,281
Aberdeen Japan Equity Fund, Inc.	4,407	30,673
BlackRock MuniHoldings Investment Quality Fund	2,486	30,478
MFS Municipal Income Trust	4,353	26,640
MFS High Yield Municipal Trust	6,848	26,502
Western Asset Municipal Partners Fund, Inc.	1,949	26,253
DWS Strategic Municipal Income Trust	2,508	25,933
BlackRock MuniYield Pennsylvania Quality Fund	1,983	25,878
Gabelli Global Small and Mid Capital Value Trust	1,645	22,997
Neuberger Berman New York Municipal Fund, Inc.[1]	1,821	21,124
Herzfeld Caribbean Basin Fund, Inc.	3,928	20,858
European Equity Fund, Inc.	2,272	20,834
Source Capital, Inc.	404	16,968
Royce Global Value Trust, Inc.	1,345	15,279
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,881	14,634
BlackRock Resources & Commodities Strategy Trust	970	10,709
Voya Infrastructure Industrials and Materials Fund[1]	910	10,583
First Trust Intermediate Duration Preferred & Income Fund	472	10,379
Tekla Healthcare Opportunities Fund	466	10,373
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	448	10,268
Cohen & Steers Select Preferred and Income Fund, Inc.	443	10,224
Putnam Master Intermediate Income Trust	2,824	10,110
John Hancock Income Securities Trust	740	10,101
Nuveen Preferred & Income Opportunities Fund	1,176	10,090
Putnam Premier Income Trust	2,526	10,079
Allspring Global Dividend Oppo	1,901	10,076
Nuveen Senior Income Fund	1,764	10,002
Allspring Income Opportunities	1,265	9,993
Nuveen Global High Income Fund	701	9,982
BlackRock Limited Duration Income Trust	696	9,981
MFS Charter Income Trust	1,359	9,975
Nuveen Preferred & Income Securities Fund	1,187	9,971
MFS Multimarket Income Trust	1,876	9,962
BlackRock MuniHoldings New York Quality Fund, Inc.	777	9,961
Credit Suisse Asset Management Income Fund, Inc.	3,264	9,955
Invesco Bond Fund	568	9,951
Western Asset Investment Grade Income Fund, Inc.	729	9,936
Credit Suisse High Yield Bond Fund	4,550	9,919
BlackRock Debt Strategies Fund, Inc.	949	9,889

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
CLOSED-END FUNDS† - 5.9% (continued)
First Trust High Income Long/Short Fund	728	$9,799
Pioneer High Income Fund, Inc.	1,206	9,793
Western Asset Inflation-Linked Opportunities & Income Fund	815	9,788
Nuveen New York Municipal Value Fund	1,085	9,787
Invesco High Income Trust II	792	9,781
Western Asset Municipal High Income Fund, Inc.	1,387	9,764
MFS Government Markets Income Trust	2,578	9,745
Nuveen Select Maturities Municipal Fund	1,017	9,743
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,377	9,735
Western Asset Global High Income Fund, Inc.	1,148	9,723
Pioneer Diversified High Income Fund, Inc.	754	9,704
BlackRock Core Bond Trust	745	9,685
Western Asset Inflation - Linked Securities & Income Fund	827	9,676
Nuveen California Municipal Value Fund, Inc.	1,055	9,664
BlackRock MuniHoldings Fund, Inc.	678	9,648
BlackRock MuniYield Quality Fund II, Inc.	794	9,647
Putnam Managed Municipal Income Trust	1,364	9,644
Invesco Quality Municipal Income Trust	850	9,631
Nuveen Massachusetts Quality Municipal Income Fund	757	9,629
Western Asset Premier Bond Fund	799	9,588
Nuveen Enhanced Municipal Value Fund	732	9,531
BNY Mellon Strategic Municipals, Inc.	1,323	9,512
Federated Hermes Premier Municipal Income Fund	748	9,507
BlackRock MuniYield Quality Fund, Inc.	689	9,501
Western Asset Intermediate Muni Fund, Inc.	1,106	9,500
PIMCO New York Municipal Income Fund	943	9,496
BlackRock New York Municipal Income Trust	778	9,476
Eaton Vance Municipal Bond Fund	819	9,418
Nuveen Georgia Quality Municipal Income Fund	806	9,382
Pioneer Municipal High Income Advantage Fund, Inc.	953	9,368
PIMCO New York Municipal Income Fund II	986	9,367
Nuveen AMT-Free Quality Municipal Income Fund	711	9,342
Nuveen Quality Municipal Income Fund	696	9,299
New Ireland Fund, Inc.	968	8,954
First Trust Aberdeen Emerging Opportunity Fund	846	8,705
Total Closed-End Funds
(Cost $5,059,159)		4,899,739

	Face Amount
U.S. TREASURY BILLS†† - 10.3%
U.S. Treasury Bills
0.16% due 04/05/22[3,4]	$4,800,000	4,799,931
0.12% due 05/05/22[4]	3,751,000	3,750,477
Total U.S. Treasury Bills
(Cost $8,550,484)		8,550,408

REPURCHASE AGREEMENTS††,5 - 21.7%
J.P. Morgan Securities LLC issued 03/31/22 at 0.28% due 04/01/22[6]	12,100,254	12,100,254
BofA Securities, Inc. issued 03/31/22 at 0.25% due 04/01/22[6]	4,660,478	4,660,478
Barclays Capital, Inc. issued 03/31/22 at 0.24% due 04/01/22[6]	1,211,724	1,211,724
Total Repurchase Agreements
(Cost $17,972,456)		17,972,456

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.15%[8]	316,279	316,279
Total Securities Lending Collateral
(Cost $316,279)		316,279
Total Investments - 95.9%
(Cost $79,615,477)		$79,285,604

COMMON STOCKS SOLD SHORT† - (7.3)%
Industrial - (0.2)%
II-VI, Inc.*	3,061	(221,892)
Consumer, Cyclical - (0.6)%
DraftKings, Inc. — Class A*	8,489	(165,281)
Frontier Group Holdings, Inc.*	28,481	(322,690)
Total Consumer, Cyclical		(487,971)
Consumer, Non-cyclical - (0.8)%
Quidel Corp.*	5,543	(623,366)
Technology - (1.1)%
MKS Instruments, Inc.	953	(142,950)
Entegris, Inc.	2,069	(271,577)
Take-Two Interactive Software, Inc.*	3,346	(514,414)
Total Technology		(928,941)
Financial - (4.6)%
Columbia Banking System, Inc.	8,710	(281,072)
Raymond James Financial, Inc.	3,493	(383,916)
New York Community Bancorp, Inc.	37,561	(402,654)
Citizens Financial Group, Inc.	9,270	(420,209)
VICI Properties, Inc.	22,609	(643,452)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
COMMON STOCKS SOLD SHORT† - (7.3)% (continued)
Financial - (4.6)% (continued)
Goldman Sachs Group, Inc.	1,951	$(644,025)
M&T Bank Corp.	5,710	(967,845)
Total Financial		(3,743,173)
Total Common Stocks Sold Short
(Proceeds $6,270,593)		(6,005,343)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.7)%
iShares Latin America 40 ETF	80	(2,431)
SPDR Gold Shares — Class D*	44	(7,949)
iShares 7-10 Year Treasury Bond ETF	173	(18,593)
iShares Agency Bond ETF	168	(18,866)
Energy Select Sector SPDR Fund	275	(21,021)
iShares TIPS Bond ETF	305	(37,994)
VanEck High Yield Muni ETF	664	(38,114)
VanEck Gold Miners ETF	1,107	(42,453)
iShares iBoxx $ Investment Grade Corporate Bond ETF	363	(43,901)
iShares Core High Dividend ETF	453	(48,421)
Health Care Select Sector SPDR Fund	680	(93,153)
iShares Russell 1000 Growth ETF	408	(113,273)
iShares Preferred & Income Securities ETF	3,256	(118,583)
iShares U.S. Real Estate ETF	1,250	(135,275)
SPDR Bloomberg Convertible Securities ETF	2,176	(167,443)
Invesco Senior Loan ETF	10,095	(219,768)
iShares National Muni Bond ETF	2,814	(308,527)
Schwab U.S. Aggregate Bond ETF	7,129	(360,514)
iShares Russell 1000 Value ETF	2,372	(393,705)
iShares Russell 2000 Index ETF	2,109	(432,914)
SPDR S&P 500 ETF Trust	1,114	(503,127)
iShares Floating Rate Bond ETF	10,701	(540,615)
SPDR Nuveen Bloomberg Municipal Bond ETF	14,542	(696,271)
iShares iBoxx High Yield Corporate Bond ETF	13,931	(1,146,382)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,711,335)		(5,509,293)
Total Securities Sold Short - (14.0)%
(Proceeds $11,981,928)		$(11,514,636)
Other Assets & Liabilities, net - 18.1%		14,928,647
Total Net Assets - 100.0%		$82,699,615

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Cotton #2 Futures Contracts	62	Dec 2022	$3,446,580	$264,350
Corn Futures Contracts	48	Sep 2022	1,666,800	125,447
Natural Gas Futures Contracts	3	Apr 2022	169,560	25,102
Brent Crude Futures Contracts	2	Apr 2022	209,940	18,657
Gasoline RBOB Futures Contracts	2	Apr 2022	263,962	16,753
Sugar #11 Futures Contracts	18	Apr 2022	393,523	16,710
Lean Hogs Futures Contracts	3	Jun 2022	145,140	8,347
LME Zinc Futures Contracts	1	May 2022	105,062	6,466
Copper Futures Contracts	1	May 2022	117,925	4,609
LME Primary Aluminum Futures Contracts	1	May 2022	87,178	3,618
Gold 100 oz. Futures Contracts	1	Jun 2022	194,170	2,737
LME Lead Futures Contracts	3	May 2022	181,650	1,285
Soybean Futures Contracts	2	May 2022	161,725	(2,581)
Soybean Oil Futures Contracts	7	May 2022	293,328	(3,051)
NY Harbor ULSD Futures Contracts	1	Apr 2022	141,137	(4,060)
Hard Red Winter Wheat Futures Contracts	3	May 2022	154,800	(6,586)
WTI Crude Futures Contracts	2	Apr 2022	201,360	(11,878)
Wheat Futures Contracts	3	May 2022	151,200	(16,547)
Coffee 'C' Futures Contracts	3	May 2022	253,969	(29,391)
Soybean Meal Futures Contracts	62	Dec 2022	2,555,020	(74,022)
Soybean Futures Contracts	57	Nov 2022	4,043,438	(102,671)
Low Sulphur Gas Oil Futures Contracts	19	Jul 2022	1,752,275	(130,556)
			$16,689,742	$112,738

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Description	Number of Contracts	Expiration Date		Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	120	Jul 2022	$3,132,000	$39,832
CBOE Volatility Index Futures Contracts	98	Sep 2022	2,609,740	21,399
S&P/TSX 60 IX Index Futures Contracts	2	Jun 2022	422,528	8,805
FTSE 100 Index Futures Contracts	1	Jun 2022	97,847	1,307
			$6,262,115	$71,343

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	18	Jun 2022	$1,439,280	$36,103
New Zealand Dollar Futures Contracts	34	Jun 2022	2,353,310	35,224
Euro FX Futures Contracts	6	Jun 2022	832,012	12,749
British Pound Futures Contracts	40	Jun 2022	3,283,250	(2,205)
Japanese Yen Futures Contracts	33	Jun 2022	3,394,875	(114,810)
			$11,302,727	$(32,939)

Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	44	Jun 2022	$4,185,286	$(11,892)
Euro - BTP Italian Government Bond Futures Contracts††	58	Jun 2022	8,887,728	(196,100)
Euro - OATS Futures Contracts	60	Jun 2022	10,052,673	(409,783)
			$23,125,687	$(617,775)

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	79	Jun 2022	$8,241,901	$249,407
U.S. Treasury 10 Year Note Futures Contracts	83	Jun 2022	10,189,547	241,422
Euro - Bund Futures Contracts	26	Jun 2022	4,564,745	131,936
Long Gilt Futures Contracts††	49	Jun 2022	7,807,919	60,851
Euro - 30 year Bond Futures Contracts	1	Jun 2022	205,511	540
U.S. Treasury Ultra Long Bond Futures Contracts	2	Jun 2022	354,187	33
U.S. Treasury Long Bond Futures Contracts	2	Jun 2022	300,500	(411)
			$31,664,310	$683,778

Commodity Futures Contracts Sold Short†
Low Sulphur Gas Oil Futures Contracts	13	May 2022	$1,300,650	$179,053
Soybean Futures Contracts	42	Jul 2022	3,355,275	64,556
Soybean Meal Futures Contracts	38	May 2022	1,778,020	19,646
Cattle Feeder Futures Contracts	11	May 2022	915,613	(5,246)
Corn Futures Contracts	28	May 2022	1,046,500	(15,134)
Cotton #2 Futures Contracts	6	May 2022	406,620	(47,239)
Cotton #2 Futures Contracts	35	Jul 2022	2,305,800	(189,020)
			$11,108,478	$6,616

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	112	Jun 2022	$15,194,200	$(903)
Australian Dollar Futures Contracts	48	Jun 2022	3,595,920	(52,198)
			$18,790,120	$(53,101)

Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Jun 2022	$206,500	$1,673
Euro STOXX 50 Index Futures Contracts	4	Jun 2022	168,153	1,037
OMX Stockholm 30 Index Futures Contracts††	9	Apr 2022	196,901	993
IBEX 35 Index Futures Contracts††	3	Apr 2022	276,654	(928)
CAC 40 10 Euro Index Futures Contracts	2	Apr 2022	146,664	(6,977)
SPI 200 Index Futures Contracts	1	Jun 2022	139,155	(7,009)
Amsterdam Index Futures Contracts	1	Apr 2022	159,666	(8,843)
FTSE MIB Index Futures Contracts	1	Jun 2022	134,226	(10,011)
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2022	226,251	(10,078)
Tokyo Stock Price Index Futures Contracts	2	Jun 2022	316,621	(21,308)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Description	Number of Contracts	Expiration Date		Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
CBOE Volatility Index Futures Contracts	86	Apr 2022	$2,016,700	$(101,889)
			$3,987,491	$(163,340)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	$11,827,358	$1,412,522

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	11,781,876	1,371,116

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	0.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	8,632,310	408,871

Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	0.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	8,632,490	405,585
						$40,874,034	$3,598,094
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	0.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	$5,278,278	$(151,814)
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	0.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	5,215,456	(152,259)
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	0.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	12,240,493	(319,156)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	0.12% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	12,241,596	(343,015)
						$34,975,823	$(966,244)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
AvalonBay Communities, Inc.	2,319	4.87%	$146,395
Equity Residential	6,479	4.93%	127,704
Sun Communities, Inc.	3,856	5.71%	107,504
Ryman Hospitality Properties, Inc.	5,441	4.27%	107,189
National Storage Affiliates Trust	12,009	6.37%	103,481
Ventas, Inc.	5,727	2.99%	86,354
Prologis, Inc.	1,711	2.34%	85,902
Rexford Industrial Realty, Inc.	5,694	3.59%	77,757
Alexandria Real Estate Equities, Inc.	2,626	4.47%	76,595
Gaming and Leisure Properties, Inc.	12,346	4.90%	59,875
American Assets Trust, Inc.	10,961	3.51%	55,356
Invitation Homes, Inc.	11,373	3.86%	51,093
Brixmor Property Group, Inc.	11,008	2.40%	49,009
American Campus Communities, Inc.	5,752	2.72%	48,225
DiamondRock Hospitality Co.	29,985	2.56%	46,003
Healthpeak Properties, Inc.	5,241	1.52%	34,230
Xenia Hotels & Resorts, Inc.	30,606	4.99%	33,136
Kite Realty Group Trust	20,590	3.96%	32,050
MGM Growth Properties LLC — Class A	6,444	2.11%	31,455
Hudson Pacific Properties, Inc.	15,596	3.66%	31,215
VICI Properties, Inc.	14,450	3.48%	21,164
Acadia Realty Trust	18,540	3.40%	16,162
SITE Centers Corp.	15,998	2.26%	14,940
NETSTREIT Corp.	8,143	1.54%	8,252
Agree Realty Corp.	4,932	2.77%	4,767
Medical Properties Trust, Inc.	14,698	2.63%	2,018
PS Business Parks, Inc.	269	0.38%	1,805
Four Corners Property Trust, Inc.	19,271	4.41%	(9,714)
Empire State Realty Trust, Inc. — Class A	40,933	3.40%	(37,400)
Total Financial			1,412,522
Total MS Equity Market Neutral Long Custom Basket			$1,412,522

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Broadstone Net Lease, Inc.	24,877	(4.44)%	104,212
STORE Capital Corp.	16,092	(3.84)%	75,041
Omega Healthcare Investors, Inc.	14,350	(3.65)%	61,811
Necessity Retail REIT, Inc.	35,419	(2.29)%	30,202
RLJ Lodging Trust	37,245	(4.28)%	24,351
Office Properties Income Trust	17,279	(3.63)%	21,531
LTC Properties, Inc.	7,819	(2.46)%	19,825
National Health Investors, Inc.	832	(0.40)%	12,795
Industrial Logistics Properties Trust	8,374	(1.55)%	12,635
Easterly Government Properties, Inc.	9,316	(1.61)%	4,426
Equity Commonwealth	9,854	(2.27)%	(2,659)
Essential Properties Realty Trust, Inc.	20,690	(4.28)%	(10,657)
Corporate Office Properties Trust	9,981	(2.33)%	(12,278)
Realty Income Corp.	13,420	(7.60)%	(17,674)
Douglas Emmett, Inc.	15,704	(4.29)%	(17,876)
CubeSmart	3,941	(1.68)%	(25,494)
Apartment Income REIT Corp.	5,493	(2.40)%	(33,174)
Phillips Edison & Company, Inc.	19,485	(5.47)%	(33,474)
Camden Property Trust	2,483	(3.37)%	(35,944)
Welltower, Inc.	3,352	(2.63)%	(44,205)
Washington Real Estate Investment Trust	19,593	(4.08)%	(45,377)
Host Hotels & Resorts, Inc.	21,815	(3.46)%	(47,242)
STAG Industrial, Inc.	11,934	(4.03)%	(57,062)
Apple Hospitality REIT, Inc.	48,708	(7.15)%	(113,336)
Mid-America Apartment Communities, Inc.	4,082	(6.98)%	(161,497)
Total Financial			(291,120)
Exchange-Traded Funds
Vanguard Real Estate ETF	11,103	(9.83)%	(28,036)
Total MS Equity Market Neutral Short Custom Basket			$(319,156)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
AvalonBay Communities, Inc.	2,319	4.87%	$146,058
Equity Residential	6,479	4.94%	127,215
Ryman Hospitality Properties, Inc.	5,426	4.27%	108,595
National Storage Affiliates Trust	12,009	6.40%	103,160
Ventas, Inc.	5,727	3.00%	86,384
Prologis, Inc.	1,711	2.35%	85,840
Sun Communities, Inc.	3,856	5.74%	79,384
Rexford Industrial Realty, Inc.	5,694	3.60%	77,511
Alexandria Real Estate Equities, Inc.	2,626	4.49%	76,649
Gaming and Leisure Properties, Inc.	12,346	4.92%	59,817
American Assets Trust, Inc.	10,961	3.53%	55,682
Invitation Homes, Inc.	11,373	3.88%	50,982
Brixmor Property Group, Inc.	11,008	2.41%	49,059
American Campus Communities, Inc.	5,752	2.73%	47,400
DiamondRock Hospitality Co.	29,985	2.57%	45,689
Xenia Hotels & Resorts, Inc.	30,606	5.01%	32,967
Kite Realty Group Trust	20,590	3.98%	32,246
MGM Growth Properties LLC — Class A	6,444	2.12%	31,506
Hudson Pacific Properties, Inc.	15,596	3.67%	31,280
Healthpeak Properties, Inc.	5,241	1.53%	23,703
VICI Properties, Inc.	14,450	3.49%	20,973
Acadia Realty Trust	18,540	3.41%	16,807
SITE Centers Corp.	15,998	2.27%	12,163
NETSTREIT Corp.	8,587	1.64%	8,499
Agree Realty Corp.	4,724	2.66%	3,961
Medical Properties Trust, Inc.	14,698	2.64%	1,923
PS Business Parks, Inc.	167	0.24%	1,118
Four Corners Property Trust, Inc.	19,271	4.42%	(9,118)
Empire State Realty Trust, Inc. — Class A	38,579	3.22%	(36,337)
Total Financial			1,371,116
Total GS Equity Market Neutral Long Custom Basket			$1,371,116

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Broadstone Net Lease, Inc.	24,877	(4.44)%	98,765
STORE Capital Corp.	16,092	(3.84)%	74,860
Omega Healthcare Investors, Inc.	14,350	(3.65)%	63,789
Necessity Retail REIT, Inc.	35,419	(2.29)%	30,482
RLJ Lodging Trust	37,237	(4.28)%	27,261
Office Properties Income Trust	17,279	(3.63)%	23,421
LTC Properties, Inc.	7,819	(2.46)%	19,942
National Health Investors, Inc.	832	(0.40)%	12,818
Industrial Logistics Properties Trust	8,374	(1.55)%	12,474
Easterly Government Properties, Inc.	9,316	(1.61)%	4,395
Equity Commonwealth	9,854	(2.27)%	(2,613)
Corporate Office Properties Trust	9,088	(2.12)%	(11,354)
Essential Properties Realty Trust, Inc.	21,745	(4.49)%	(13,923)
Douglas Emmett, Inc.	15,704	(4.29)%	(16,927)
Realty Income Corp.	13,420	(7.60)%	(18,789)
CubeSmart	3,941	(1.68)%	(25,893)
Apartment Income REIT Corp.	5,493	(2.40)%	(32,565)
Camden Property Trust	2,483	(3.37)%	(36,021)
Phillips Edison & Company, Inc.	19,485	(5.47)%	(37,095)
Welltower, Inc.	3,352	(2.63)%	(44,673)
Washington Real Estate Investment Trust	19,593	(4.08)%	(46,783)
Host Hotels & Resorts, Inc.	21,815	(3.46)%	(47,423)
STAG Industrial, Inc.	11,934	(4.03)%	(57,938)
Apple Hospitality REIT, Inc.	48,708	(7.15)%	(128,138)
Mid-America Apartment Communities, Inc.	4,082	(6.98)%	(162,621)
Total Financial			(314,549)
Exchange-Traded Funds
Vanguard Real Estate ETF	11,103	(9.83)%	(28,466)
Total GS Equity Market Neutral Short Custom Basket			$(343,015)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Amphastar Pharmaceuticals, Inc.	1,783	0.70%	$27,701
Innoviva, Inc.	3,612	0.78%	23,872
AbbVie, Inc.	492	0.92%	21,461
United Therapeutics Corp.	176	0.37%	14,480
Regeneron Pharmaceuticals, Inc.	96	0.78%	14,273
Bristol-Myers Squibb Co.	1,340	1.13%	13,678
Vertex Pharmaceuticals, Inc.	188	0.57%	12,257
Prestige Consumer Healthcare, Inc.	823	0.50%	12,181
Amgen, Inc.	335	0.94%	12,001
Molson Coors Beverage Co. — Class B	906	0.56%	11,654
Eagle Pharmaceuticals, Inc.	1,134	0.65%	9,326
Johnson & Johnson	549	1.13%	9,132
Hologic, Inc.	1,020	0.91%	8,345
Quest Diagnostics, Inc.	308	0.49%	3,779
Perdoceo Education Corp.	6,047	0.80%	3,488
Corteva, Inc.	381	0.25%	3,356
Merck & Company, Inc.	469	0.45%	3,354
Exelixis, Inc.	1,279	0.34%	2,692
Incyte Corp.	710	0.65%	2,290
John B Sanfilippo & Son, Inc.	1,085	1.05%	1,601
Halozyme Therapeutics, Inc.	590	0.27%	1,520
Royalty Pharma plc — Class A	899	0.41%	244
Premier, Inc. — Class A	505	0.21%	(884)
Abbott Laboratories	340	0.47%	(1,009)
Waters Corp.	107	0.38%	(1,023)
Laboratory Corporation of America Holdings	109	0.33%	(1,438)
Pfizer, Inc.	565	0.34%	(2,767)
EVERTEC, Inc.	1,024	0.49%	(4,797)
Gilead Sciences, Inc.	1,501	1.03%	(5,305)
USANA Health Sciences, Inc.	615	0.57%	(11,348)
Bio-Rad Laboratories, Inc. — Class A	95	0.62%	(11,630)
Vanda Pharmaceuticals, Inc.	3,159	0.41%	(15,148)
Total Consumer, Non-cyclical			157,336
Consumer, Cyclical
AutoZone, Inc.	48	1.14%	23,798
AutoNation, Inc.	251	0.29%	8,459
Brunswick Corp.	407	0.38%	8,312
Gentex Corp.	3,152	1.07%	7,118
Cummins, Inc.	304	0.72%	6,762
Ethan Allen Interiors, Inc.	1,739	0.53%	3,554
Allison Transmission Holdings, Inc.	1,508	0.69%	2,982
Methode Electronics, Inc.	688	0.34%	549
Columbia Sportswear Co.	415	0.44%	15
Tapestry, Inc.	665	0.29%	1
Zumiez, Inc.	593	0.26%	(1,436)
Dolby Laboratories, Inc. — Class A	707	0.64%	(2,748)
Autoliv, Inc.	290	0.26%	(2,908)
Buckle, Inc.	536	0.21%	(3,233)
MarineMax, Inc.	444	0.21%	(3,527)
Haverty Furniture Companies, Inc.	637	0.20%	(3,680)
Shoe Carnival, Inc.	639	0.22%	(4,668)
Tri Pointe Homes, Inc.	1,734	0.40%	(4,715)
Jack in the Box, Inc.	315	0.34%	(4,988)
LKQ Corp.	610	0.32%	(6,093)
PulteGroup, Inc.	613	0.30%	(6,640)
NVR, Inc.	16	0.83%	(7,580)
Toll Brothers, Inc.	474	0.26%	(8,998)
Acushnet Holdings Corp.	1,025	0.48%	(9,341)
Whirlpool Corp.	442	0.88%	(19,311)
Total Consumer, Cyclical			(28,316)
Basic Materials
Westlake Corp.	533	0.76%	16,223
LyondellBasell Industries N.V. — Class A	710	0.85%	8,235
Dow, Inc.	1,169	0.86%	8,011
AdvanSix, Inc.	685	0.41%	5,073
NewMarket Corp.	74	0.28%	868
Reliance Steel & Aluminum Co.	187	0.40%	(717)
Minerals Technologies, Inc.	608	0.47%	(2,065)
International Paper Co.	1,342	0.72%	(2,168)
Total Basic Materials			33,460
Technology
CSG Systems International, Inc.	1,480	1.09%	26,729
Rambus, Inc.	2,019	0.75%	23,668
NetApp, Inc.	537	0.52%	16,514
ExlService Holdings, Inc.	192	0.32%	7,062
Lumentum Holdings, Inc.	264	0.30%	4,023
Akamai Technologies, Inc.	241	0.33%	1,630
Dropbox, Inc. — Class A	835	0.22%	1,200
Genpact Ltd.	434	0.22%	733
Progress Software Corp.	709	0.39%	518
NetScout Systems, Inc.	603	0.22%	414
SS&C Technologies Holdings, Inc.	242	0.21%	(187)
Skyworks Solutions, Inc.	135	0.21%	(238)
Ziff Davis, Inc.	251	0.28%	(404)
Intel Corp.	712	0.41%	(547)
Qorvo, Inc.	140	0.20%	(1,084)
CommVault Systems, Inc.	285	0.22%	(3,560)
Xperi Holding Corp.	2,120	0.43%	(5,531)
Total Technology			70,940
Industrial
Snap-on, Inc.	375	0.89%	17,612
Mueller Industries, Inc.	1,608	1.01%	17,544
Owens Corning	310	0.33%	13,985
Knowles Corp.	4,289	1.07%	10,490
Packaging Corporation of America	428	0.77%	9,824
Vishay Intertechnology, Inc.	4,843	1.10%	9,792
Crane Co.	433	0.54%	5,772

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares		Value and Unrealized Appreciation (Depreciation)
Encore Wire Corp.	333	0.44%	$5,106
TTM Technologies, Inc.	4,443	0.76%	4,572
Dorian LPG Ltd.	1,745	0.29%	3,188
Sanmina Corp.	1,863	0.87%	2,714
Albany International Corp. — Class A	323	0.32%	2,120
Louisiana-Pacific Corp.	464	0.33%	1,120
Keysight Technologies, Inc.	119	0.22%	784
Insteel Industries, Inc.	574	0.25%	(1,068)
Hillenbrand, Inc.	1,181	0.60%	(1,250)
Arrow Electronics, Inc.	152	0.21%	(1,426)
Sturm Ruger & Company, Inc.	1,079	0.87%	(2,366)
UFP Industries, Inc.	289	0.26%	(2,953)
Eagle Materials, Inc.	324	0.48%	(5,908)
OSI Systems, Inc.	561	0.55%	(5,985)
Vontier Corp.	1,084	0.32%	(7,842)
3M Co.	624	1.08%	(9,972)
Garmin Ltd.	753	1.03%	(12,295)
Total Industrial			53,558
Communications
Cisco Systems, Inc.	897	0.58%	14,281
Omnicom Group, Inc.	437	0.43%	13,782
Viavi Solutions, Inc.	2,990	0.56%	13,007
Juniper Networks, Inc.	677	0.29%	9,722
F5, Inc.	91	0.22%	1,345
Interpublic Group of Companies, Inc.	1,199	0.49%	1,316
Nexstar Media Group, Inc. — Class A	230	0.50%	1,300
Alphabet, Inc. — Class C	13	0.42%	834
Shenandoah Telecommunications Co.	1,594	0.44%	(96)
InterDigital, Inc.	539	0.40%	(399)
Comcast Corp. — Class A	1,788	0.97%	(708)
Yelp, Inc. — Class A	1,465	0.58%	(2,240)
NETGEAR, Inc.	686	0.20%	(2,378)
Verizon Communications, Inc.	1,694	1.00%	(4,882)
Meta Platforms, Inc. — Class A	385	0.99%	(7,010)
Total Communications			37,874
Utilities
National Fuel Gas Co.	1,415	1.13%	22,436
IDACORP, Inc.	775	1.04%	18,382
Southern Co.	656	0.55%	11,551
Chesapeake Utilities Corp.	607	0.97%	10,401
Portland General Electric Co.	1,576	1.01%	8,062
Duke Energy Corp.	809	1.05%	6,447
MGE Energy, Inc.	1,254	1.16%	4,700
CMS Energy Corp.	1,419	1.15%	4,466
American States Water Co.	308	0.32%	2,114
WEC Energy Group, Inc.	364	0.42%	2,063
California Water Service Group	429	0.29%	573
Otter Tail Corp.	820	0.59%	(257)
PPL Corp.	1,780	0.59%	(1,766)
Total Utilities			89,172
Financial
Arch Capital Group Ltd.	1,979	1.11%	15,969
Safety Insurance Group, Inc.	1,105	1.16%	12,023
Enstar Group Ltd.	331	1.00%	10,754
Raymond James Financial, Inc.	453	0.58%	10,199
Markel Corp.	34	0.58%	8,621
Everest Re Group Ltd.	185	0.65%	5,833
Preferred Bank/Los Angeles CA	962	0.83%	5,256
Travelers Companies, Inc.	413	0.87%	4,148
Equity Commonwealth	1,685	0.55%	3,609
BankUnited, Inc.	1,264	0.64%	3,254
PS Business Parks, Inc.	332	0.65%	2,252
Western Union Co.	1,824	0.40%	1,518
WP Carey, Inc.	242	0.23%	880
Old Republic International Corp.	2,973	0.89%	697
Easterly Government Properties, Inc.	1,397	0.34%	575
United Bankshares, Inc.	1,828	0.74%	107
First American Financial Corp.	539	0.40%	(796)
Stewart Information Services Corp.	1,178	0.83%	(870)
Fulton Financial Corp.	3,876	0.75%	(1,299)
Radian Group, Inc.	3,037	0.78%	(1,523)
Janus Henderson Group plc	1,034	0.42%	(1,582)
Interactive Brokers Group, Inc. — Class A	784	0.60%	(1,934)
HomeStreet, Inc.	1,105	0.61%	(1,997)
Fidelity National Financial, Inc.	1,115	0.63%	(2,349)
PotlatchDeltic Corp.	574	0.35%	(2,917)
Citigroup, Inc.	535	0.33%	(3,130)
OneMain Holdings, Inc.	946	0.52%	(4,254)
Piper Sandler Cos.	385	0.59%	(4,950)
Essent Group Ltd.	1,191	0.57%	(5,515)
MGIC Investment Corp.	4,560	0.72%	(5,744)
Mercury General Corp.	1,711	1.09%	(6,223)
Meta Financial Group, Inc.	761	0.48%	(6,387)
National Bank Holdings Corp. — Class A	2,151	1.00%	(7,522)
AMERISAFE, Inc.	1,315	0.76%	(8,850)
Hilltop Holdings, Inc.	1,582	0.54%	(11,459)
Evercore, Inc. — Class A	512	0.66%	(12,498)
Total Financial			(6,104)
Energy
Kinder Morgan, Inc.	2,692	0.59%	928
Exxon Mobil Corp.	381	0.36%	23
Total Energy			951
Total MS Long/Short Equity Long Custom Basket			$408,871

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Guardant Health, Inc.	467	(0.60)%	23,331
CoStar Group, Inc.	833	(1.06)%	15,396

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares		Value and Unrealized Appreciation (Depreciation)
Viad Corp.	1,175	(0.79)%	$10,051
Equifax, Inc.	228	(1.02)%	5,899
Driven Brands Holdings, Inc.	2,387	(1.19)%	4,338
TransUnion	400	(0.78)%	3,239
Dun & Bradstreet Holdings, Inc.	1,709	(0.57)%	2,956
ASGN, Inc.	360	(0.80)%	2,513
Natera, Inc.	151	(0.12)%	2,506
Cooper Companies, Inc.	45	(0.36)%	453
Intellia Therapeutics, Inc.	104	(0.14)%	(84)
Booz Allen Hamilton Holding Corp.	379	(0.63)%	(669)
Verisk Analytics, Inc. — Class A	292	(1.19)%	(886)
UnitedHealth Group, Inc.	51	(0.49)%	(1,306)
Cintas Corp.	239	(1.93)%	(2,928)
Rollins, Inc.	1,408	(0.93)%	(3,255)
Sysco Corp.	556	(0.86)%	(3,573)
Bunge Ltd.	406	(0.85)%	(4,544)
Quanta Services, Inc.	244	(0.61)%	(5,503)
Total Consumer, Non-cyclical			47,934
Communications
Lyft, Inc. — Class A	1,158	(0.84)%	4,344
Okta, Inc.	56	(0.16)%	2,444
Airbnb, Inc. — Class A	62	(0.20)%	1,214
Trade Desk, Inc. — Class A	187	(0.25)%	(441)
Palo Alto Networks, Inc.	18	(0.21)%	(871)
DoorDash, Inc. — Class A	174	(0.39)%	(3,272)
Total Communications			3,418
Consumer, Cyclical
United Airlines Holdings, Inc.	1,155	(1.01)%	11,927
Delta Air Lines, Inc.	1,361	(1.02)%	9,751
MillerKnoll, Inc.	2,273	(1.49)%	5,969
IAA, Inc.	576	(0.42)%	5,815
Freshpet, Inc.	192	(0.37)%	5,174
MGM Resorts International	549	(0.44)%	810
American Airlines Group, Inc.	3,801	(1.31)%	54
Copart, Inc.	623	(1.48)%	14
Southwest Airlines Co.	744	(0.65)%	(394)
JetBlue Airways Corp.	1,350	(0.38)%	(595)
Royal Caribbean Cruises Ltd.	226	(0.36)%	(1,084)
Hilton Worldwide Holdings, Inc.	162	(0.47)%	(1,129)
Carnival Corp.	839	(0.32)%	(1,372)
Lululemon Athletica, Inc.	61	(0.42)%	(3,203)
Total Consumer, Cyclical			31,737
Financial
Americold Realty Trust	1,139	(0.60)%	9,903
Western Alliance Bancorporation	587	(0.92)%	9,821
SVB Financial Group	61	(0.65)%	6,619
Sun Communities, Inc.	385	(1.28)%	5,735
Equinix, Inc.	88	(1.24)%	4,351
Bank of New York Mellon Corp.	364	(0.34)%	4,038
Invitation Homes, Inc.	1,678	(1.28)%	3,417
Equitable Holdings, Inc.	2,354	(1.38)%	2,207
Regions Financial Corp.	1,075	(0.45)%	1,489
RLJ Lodging Trust	5,442	(1.45)%	1,361
Signature Bank	131	(0.73)%	854
State Street Corp.	863	(1.42)%	680
First Republic Bank	171	(0.53)%	431
Safehold, Inc.	425	(0.45)%	374
Park Hotels & Resorts, Inc.	3,606	(1.33)%	259
UDR, Inc.	507	(0.55)%	118
Wells Fargo & Co.	815	(0.75)%	105
Northern Trust Corp.	488	(1.08)%	70
Bank of America Corp.	577	(0.45)%	(245)
Sunstone Hotel Investors, Inc.	4,175	(0.93)%	(315)
Zions Bancorp North America	878	(1.09)%	(417)
Digital Realty Trust, Inc.	170	(0.46)%	(465)
Goldman Sachs Group, Inc.	190	(1.19)%	(495)
CBRE Group, Inc. — Class A	344	(0.60)%	(520)
Crown Castle International Corp.	317	(1.11)%	(1,026)
Lincoln National Corp.	325	(0.40)%	(1,104)
KKR & Company, Inc. — Class A	618	(0.68)%	(1,608)
Apple Hospitality REIT, Inc.	1,044	(0.36)%	(2,023)
Ryman Hospitality Properties, Inc.	598	(1.05)%	(2,051)
SBA Communications Corp.	137	(0.89)%	(2,908)
Xenia Hotels & Resorts, Inc.	1,753	(0.64)%	(3,172)
Apartment Income REIT Corp.	1,762	(1.78)%	(4,111)
Comerica, Inc.	769	(1.32)%	(4,212)
Ventas, Inc.	885	(1.04)%	(5,251)
Welltower, Inc.	726	(1.32)%	(6,874)
Pebblebrook Hotel Trust	2,513	(1.17)%	(7,006)
Kennedy-Wilson Holdings, Inc.	3,910	(1.81)%	(7,067)
Iron Mountain, Inc.	1,252	(1.31)%	(9,427)
Howard Hughes Corp.	770	(1.51)%	(9,679)
Outfront Media, Inc.	2,468	(1.33)%	(9,999)
Host Hotels & Resorts, Inc.	4,521	(1.66)%	(11,076)
Total Financial			(39,219)
Utilities
Entergy Corp.	511	(1.13)%	(2,799)
Black Hills Corp.	1,296	(1.89)%	(11,179)
ONE Gas, Inc.	1,081	(1.81)%	(11,522)
CenterPoint Energy, Inc.	3,274	(1.90)%	(13,338)
Atmos Energy Corp.	815	(1.84)%	(14,201)
Edison International	1,421	(1.89)%	(16,131)
Total Utilities			(69,170)
Technology
Ceridian HCM Holding, Inc.	469	(0.61)%	8,196
Atlassian Corporation plc — Class A	44	(0.24)%	239

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares		Value and Unrealized Appreciation (Depreciation)
Datadog, Inc. — Class A	129	(0.37)%	$(768)
Bill.com Holdings, Inc.	85	(0.37)%	(1,100)
Zscaler, Inc.	86	(0.39)%	(1,633)
Cloudflare, Inc. — Class A	164	(0.37)%	(1,804)
Leidos Holdings, Inc.	239	(0.49)%	(4,052)
Crowdstrike Holdings, Inc. — Class A	95	(0.41)%	(4,392)
MongoDB, Inc.	55	(0.46)%	(4,555)
KBR, Inc.	1,402	(1.45)%	(16,718)
Total Technology			(26,587)
Industrial
Stericycle, Inc.	1,105	(1.23)%	15,145
Boeing Co.	373	(1.35)%	13,670
MSA Safety, Inc.	223	(0.56)%	1,590
Jacobs Engineering Group, Inc.	629	(1.64)%	1,158
J.B. Hunt Transport Services, Inc.	159	(0.60)%	445
CH Robinson Worldwide, Inc.	344	(0.70)%	(322)
TransDigm Group, Inc.	48	(0.59)%	(508)
General Electric Co.	352	(0.61)%	(783)
Republic Services, Inc. — Class A	275	(0.69)%	(3,850)
Waste Management, Inc.	265	(0.80)%	(4,689)
Howmet Aerospace, Inc.	1,343	(0.91)%	(5,383)
Tetra Tech, Inc.	338	(1.06)%	(9,322)
Casella Waste Systems, Inc. — Class A	882	(1.46)%	(18,562)
Total Industrial			(11,411)
Energy
NOV, Inc.	2,043	(0.76)%	(7,801)
Range Resources Corp.	966	(0.56)%	(12,297)
Patterson-UTI Energy, Inc.	4,196	(1.23)%	(30,428)
Halliburton Co.	2,779	(1.99)%	(37,990)
Total Energy			(88,516)
Total MS Long/Short Equity Short Custom Basket			$(151,814)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS LONG/SHORT EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Amphastar Pharmaceuticals, Inc.	1,783	0.70%	$27,667
Innoviva, Inc.	3,612	0.78%	23,873
AbbVie, Inc.	492	0.92%	21,475
United Therapeutics Corp.	176	0.37%	14,438
Regeneron Pharmaceuticals, Inc.	96	0.78%	14,256
Bristol-Myers Squibb Co.	1,340	1.13%	13,722
Amgen, Inc.	335	0.94%	13,174
Vertex Pharmaceuticals, Inc.	188	0.57%	12,183
Prestige Consumer Healthcare, Inc.	823	0.50%	12,160
Molson Coors Beverage Co. — Class B	906	0.56%	11,666
Johnson & Johnson	549	1.13%	9,391
Eagle Pharmaceuticals, Inc.	1,134	0.65%	8,816
Hologic, Inc.	1,020	0.91%	8,362
Quest Diagnostics, Inc.	308	0.49%	3,755
Perdoceo Education Corp.	6,047	0.80%	3,477
Merck & Company, Inc.	469	0.45%	3,380
Corteva, Inc.	381	0.25%	3,370
Exelixis, Inc.	1,279	0.34%	2,701
Incyte Corp.	710	0.65%	2,161
John B Sanfilippo & Son, Inc.	1,085	1.05%	1,647
Halozyme Therapeutics, Inc.	590	0.27%	1,534
Royalty Pharma plc — Class A	899	0.41%	278
Premier, Inc. — Class A	505	0.21%	(890)
Waters Corp.	107	0.38%	(1,015)
Abbott Laboratories	340	0.47%	(1,055)
Laboratory Corporation of America Holdings	109	0.33%	(1,393)
Pfizer, Inc.	565	0.34%	(2,775)
EVERTEC, Inc.	1,024	0.49%	(4,867)
Gilead Sciences, Inc.	1,501	1.03%	(5,448)
USANA Health Sciences, Inc.	615	0.57%	(11,338)
Bio-Rad Laboratories, Inc. — Class A	95	0.62%	(11,661)
Vanda Pharmaceuticals, Inc.	3,159	0.41%	(15,152)
Total Consumer, Non-cyclical			157,892
Consumer, Cyclical
AutoZone, Inc.	48	1.14%	24,021
AutoNation, Inc.	251	0.29%	8,430
Brunswick Corp.	407	0.38%	8,348
Gentex Corp.	3,152	1.07%	7,121
Cummins, Inc.	304	0.72%	6,771
Ethan Allen Interiors, Inc.	1,739	0.53%	3,503
Allison Transmission Holdings, Inc.	1,508	0.69%	2,926
Methode Electronics, Inc.	688	0.34%	550
Tapestry, Inc.	665	0.29%	(136)
Columbia Sportswear Co.	415	0.44%	(143)
Zumiez, Inc.	593	0.26%	(1,729)
Dolby Laboratories, Inc. — Class A	707	0.64%	(2,767)
Autoliv, Inc.	290	0.26%	(2,929)
Buckle, Inc.	536	0.21%	(3,268)
MarineMax, Inc.	444	0.21%	(3,543)
Haverty Furniture Companies, Inc.	637	0.20%	(3,728)
Shoe Carnival, Inc.	639	0.22%	(4,613)
Tri Pointe Homes, Inc.	1,734	0.40%	(4,725)
Jack in the Box, Inc.	315	0.34%	(4,799)
LKQ Corp.	610	0.32%	(6,186)
PulteGroup, Inc.	613	0.30%	(6,710)
NVR, Inc.	16	0.83%	(7,885)
Toll Brothers, Inc.	474	0.26%	(8,970)
Acushnet Holdings Corp.	1,025	0.48%	(9,322)
Whirlpool Corp.	442	0.88%	(19,344)
Total Consumer, Cyclical			(29,127)
Basic Materials
Westlake Corp.	533	0.76%	16,016
LyondellBasell Industries N.V. — Class A	710	0.85%	8,234
Dow, Inc.	1,169	0.86%	8,063
AdvanSix, Inc.	685	0.41%	5,062
NewMarket Corp.	74	0.28%	894
Reliance Steel & Aluminum Co.	187	0.40%	(814)
Minerals Technologies, Inc.	608	0.47%	(2,110)
International Paper Co.	1,342	0.72%	(2,176)
Total Basic Materials			33,169
Technology
CSG Systems International, Inc.	1,480	1.09%	26,582
Rambus, Inc.	2,019	0.75%	23,659
NetApp, Inc.	537	0.52%	16,461
ExlService Holdings, Inc.	192	0.32%	7,035
Lumentum Holdings, Inc.	264	0.30%	4,004
Akamai Technologies, Inc.	241	0.33%	1,624
Dropbox, Inc. — Class A	835	0.22%	1,166
Genpact Ltd.	434	0.22%	717
Progress Software Corp.	709	0.39%	509
NetScout Systems, Inc.	603	0.22%	354
SS&C Technologies Holdings, Inc.	242	0.21%	(187)
Skyworks Solutions, Inc.	135	0.21%	(309)
Ziff Davis, Inc.	251	0.28%	(460)
Intel Corp.	712	0.41%	(511)
Qorvo, Inc.	140	0.20%	(1,068)
CommVault Systems, Inc.	285	0.22%	(3,603)
Xperi Holding Corp.	2,120	0.43%	(5,719)
Total Technology			70,254
Industrial
Mueller Industries, Inc.	1,608	1.01%	17,738
Snap-on, Inc.	375	0.89%	17,443
Owens Corning	310	0.33%	14,004
Knowles Corp.	4,289	1.07%	10,743
Packaging Corporation of America	428	0.77%	9,763
Vishay Intertechnology, Inc.	4,843	1.10%	9,650
Crane Co.	433	0.54%	5,806
Encore Wire Corp.	333	0.44%	5,342
TTM Technologies, Inc.	4,443	0.76%	4,479

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Dorian LPG Ltd.	1,745	0.29%	$3,179
Sanmina Corp.	1,863	0.87%	2,805
Albany International Corp. — Class A	323	0.32%	2,115
Louisiana-Pacific Corp.	464	0.33%	1,102
Keysight Technologies, Inc.	119	0.22%	743
Insteel Industries, Inc.	574	0.25%	(554)
Hillenbrand, Inc.	1,181	0.60%	(1,156)
Arrow Electronics, Inc.	152	0.21%	(1,423)
Sturm Ruger & Company, Inc.	1,079	0.87%	(2,780)
UFP Industries, Inc.	289	0.26%	(3,416)
Eagle Materials, Inc.	324	0.48%	(5,982)
OSI Systems, Inc.	561	0.55%	(6,002)
Vontier Corp.	1,084	0.32%	(7,799)
3M Co.	624	1.08%	(9,938)
Garmin Ltd.	753	1.03%	(12,316)
Total Industrial			53,546
Communications
Cisco Systems, Inc.	897	0.58%	14,294
Omnicom Group, Inc.	437	0.43%	13,779
Viavi Solutions, Inc.	2,990	0.56%	12,680
Juniper Networks, Inc.	677	0.29%	9,799
F5, Inc.	91	0.22%	1,338
Interpublic Group of Companies, Inc.	1,199	0.49%	1,264
Nexstar Media Group, Inc. — Class A	230	0.50%	1,262
Alphabet, Inc. — Class C	13	0.42%	821
Shenandoah Telecommunications Co.	1,594	0.44%	(194)
InterDigital, Inc.	539	0.40%	(429)
Comcast Corp. — Class A	1,788	0.97%	(819)
Yelp, Inc. — Class A	1,465	0.58%	(2,300)
NETGEAR, Inc.	686	0.20%	(2,454)
Verizon Communications, Inc.	1,694	1.00%	(4,856)
Meta Platforms, Inc. — Class A	386	0.99%	(6,999)
Total Communications			37,186
Utilities
National Fuel Gas Co.	1,415	1.13%	22,364
IDACORP, Inc.	775	1.04%	18,411
Southern Co.	656	0.55%	11,414
Chesapeake Utilities Corp.	607	0.97%	10,281
Portland General Electric Co.	1,576	1.01%	8,113
Duke Energy Corp.	809	1.05%	6,144
MGE Energy, Inc.	1,254	1.16%	4,726
CMS Energy Corp.	1,419	1.15%	4,387
American States Water Co.	308	0.32%	2,085
WEC Energy Group, Inc.	364	0.42%	2,038
California Water Service Group	429	0.29%	639
Otter Tail Corp.	820	0.59%	(298)
PPL Corp.	1,780	0.59%	(1,709)
Total Utilities			88,595
Financial
Arch Capital Group Ltd.	1,979	1.11%	15,911
Safety Insurance Group, Inc.	1,105	1.16%	12,030
Enstar Group Ltd.	331	1.00%	12,025
Raymond James Financial, Inc.	453	0.58%	10,159
Markel Corp.	34	0.58%	8,572
Everest Re Group Ltd.	185	0.65%	5,808
Preferred Bank/Los Angeles CA	962	0.83%	5,149
Travelers Companies, Inc.	413	0.87%	4,175
Equity Commonwealth	1,685	0.55%	3,588
BankUnited, Inc.	1,264	0.64%	2,924
PS Business Parks, Inc.	332	0.65%	2,297
Western Union Co.	1,824	0.40%	1,534
WP Carey, Inc.	242	0.23%	805
Old Republic International Corp.	2,973	0.89%	691
Easterly Government Properties, Inc.	1,397	0.34%	480
United Bankshares, Inc.	1,828	0.74%	23
First American Financial Corp.	539	0.40%	(781)
Stewart Information Services Corp.	1,178	0.83%	(877)
Fulton Financial Corp.	3,876	0.75%	(1,428)
Janus Henderson Group plc	1,034	0.42%	(1,576)
Radian Group, Inc.	3,037	0.78%	(1,649)
HomeStreet, Inc.	1,105	0.61%	(1,950)
Interactive Brokers Group, Inc. — Class A	784	0.60%	(1,960)
Fidelity National Financial, Inc.	1,115	0.63%	(2,506)
Citigroup, Inc.	535	0.33%	(3,103)
PotlatchDeltic Corp.	574	0.35%	(3,295)
OneMain Holdings, Inc.	946	0.52%	(4,238)
Piper Sandler Cos.	385	0.59%	(4,930)
Essent Group Ltd.	1,191	0.57%	(5,619)
MGIC Investment Corp.	4,560	0.72%	(5,895)
Mercury General Corp.	1,711	1.09%	(6,429)
Meta Financial Group, Inc.	761	0.48%	(6,436)
National Bank Holdings Corp. — Class A	2,151	1.00%	(7,378)
AMERISAFE, Inc.	1,315	0.76%	(8,858)
Hilltop Holdings, Inc.	1,582	0.54%	(11,508)
Evercore, Inc. — Class A	512	0.66%	(12,599)
Total Financial			(6,844)
Energy
Kinder Morgan, Inc.	2,692	0.59%	925
Exxon Mobil Corp.	381	0.36%	(11)
Total Energy			914
Total GS Long/Short Equity Long Custom Basket			$405,585

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Guardant Health, Inc.	467	(0.60)%	$23,359
CoStar Group, Inc.	833	(1.06)%	15,318
Viad Corp.	1,175	(0.80)%	9,978
Equifax, Inc.	228	(1.04)%	5,837
Driven Brands Holdings, Inc.	2,387	(1.20)%	4,321
TransUnion	400	(0.79)%	3,205
Dun & Bradstreet Holdings, Inc.	1,709	(0.57)%	2,885
Natera, Inc.	151	(0.12)%	2,516
ASGN, Inc.	360	(0.81)%	2,484
Cooper Companies, Inc.	45	(0.36)%	464
Intellia Therapeutics, Inc.	104	(0.14)%	(74)
Booz Allen Hamilton Holding Corp.	379	(0.64)%	(653)
Verisk Analytics, Inc. — Class A	292	(1.20)%	(871)
UnitedHealth Group, Inc.	51	(0.50)%	(1,324)
Cintas Corp.	239	(1.95)%	(3,024)
Rollins, Inc.	1,407	(0.95)%	(3,287)
Sysco Corp.	556	(0.87)%	(3,459)
Bunge Ltd.	406	(0.86)%	(4,497)
Quanta Services, Inc.	244	(0.62)%	(5,477)
Total Consumer, Non-cyclical			47,701
Communications
Lyft, Inc. — Class A	1,158	(0.85)%	4,203
Okta, Inc.	56	(0.16)%	2,455
Airbnb, Inc. — Class A	62	(0.20)%	1,254
Trade Desk, Inc. — Class A	187	(0.25)%	(430)
Palo Alto Networks, Inc.	18	(0.21)%	(864)
DoorDash, Inc. — Class A	174	(0.39)%	(3,222)
Total Communications			3,396
Consumer, Cyclical
United Airlines Holdings, Inc.	1,155	(1.03)%	11,949
Delta Air Lines, Inc.	1,361	(1.03)%	9,763
MillerKnoll, Inc.	2,273	(1.51)%	5,951
IAA, Inc.	576	(0.42)%	5,769
Freshpet, Inc.	192	(0.38)%	5,196
MGM Resorts International	549	(0.44)%	798
American Airlines Group, Inc.	3,801	(1.33)%	4
Copart, Inc.	623	(1.50)%	(18)
Southwest Airlines Co.	744	(0.65)%	(405)
JetBlue Airways Corp.	1,350	(0.39)%	(619)
Royal Caribbean Cruises Ltd.	226	(0.36)%	(1,083)
Hilton Worldwide Holdings, Inc.	162	(0.47)%	(1,129)
Carnival Corp.	839	(0.33)%	(1,381)
Lululemon Athletica, Inc.	61	(0.43)%	(3,191)
Total Consumer, Cyclical			31,604
Financial
Americold Realty Trust	1,139	(0.61)%	9,852
Western Alliance Bancorporation	587	(0.93)%	9,816
SVB Financial Group	61	(0.65)%	6,683
Sun Communities, Inc.	385	(1.29)%	5,688
Equinix, Inc.	88	(1.25)%	4,273
Bank of New York Mellon Corp.	364	(0.35)%	4,036
Invitation Homes, Inc.	1,678	(1.29)%	3,405
Equitable Holdings, Inc.	2,354	(1.40)%	2,206
Regions Financial Corp.	1,075	(0.46)%	1,573
RLJ Lodging Trust	5,442	(1.47)%	1,071
Signature Bank	131	(0.74)%	843
State Street Corp.	863	(1.44)%	709
Safehold, Inc.	425	(0.45)%	497
First Republic Bank	171	(0.53)%	476
Park Hotels & Resorts, Inc.	3,606	(1.35)%	320
Wells Fargo & Co.	815	(0.76)%	85
UDR, Inc.	507	(0.56)%	78
Zions Bancorp North America	878	(1.10)%	(59)
Bank of America Corp.	577	(0.46)%	(222)
Northern Trust Corp.	488	(1.09)%	(254)
CBRE Group, Inc. — Class A	344	(0.60)%	(442)
Digital Realty Trust, Inc.	170	(0.46)%	(457)
Sunstone Hotel Investors, Inc.	4,175	(0.94)%	(459)
Lincoln National Corp.	325	(0.41)%	(1,075)
Crown Castle International Corp.	317	(1.12)%	(1,079)
KKR & Company, Inc. — Class A	618	(0.69)%	(1,501)
Apple Hospitality REIT, Inc.	1,044	(0.36)%	(2,043)
Ryman Hospitality Properties, Inc.	598	(1.06)%	(2,067)
Xenia Hotels & Resorts, Inc.	1,753	(0.65)%	(2,671)
SBA Communications Corp.	137	(0.90)%	(3,001)
Comerica, Inc.	769	(1.33)%	(4,087)
Apartment Income REIT Corp.	1,762	(1.81)%	(4,357)
Ventas, Inc.	885	(1.05)%	(5,217)
Welltower, Inc.	726	(1.34)%	(6,869)
Pebblebrook Hotel Trust	2,513	(1.18)%	(7,066)
Kennedy-Wilson Holdings, Inc.	3,910	(1.83)%	(7,152)
Iron Mountain, Inc.	1,252	(1.33)%	(9,516)
Howard Hughes Corp.	770	(1.53)%	(9,611)
Outfront Media, Inc.	2,468	(1.35)%	(9,994)
Host Hotels & Resorts, Inc.	4,521	(1.68)%	(11,126)
Total Financial			(38,714)
Utilities
Entergy Corp.	511	(1.14)%	(2,715)
Black Hills Corp.	1,296	(1.91)%	(11,340)
ONE Gas, Inc.	1,081	(1.83)%	(11,546)
CenterPoint Energy, Inc.	3,274	(1.92)%	(13,371)
Atmos Energy Corp.	815	(1.87)%	(14,249)
Edison International	1,421	(1.91)%	(16,252)
Total Utilities			(69,473)
Technology
Ceridian HCM Holding, Inc.	469	(0.61)%	8,223
Atlassian Corporation plc — Class A	44	(0.25)%	155
Datadog, Inc. — Class A	129	(0.37)%	(757)
Bill.com Holdings, Inc.	85	(0.37)%	(1,236)
Zscaler, Inc.	86	(0.40)%	(1,608)
Cloudflare, Inc. — Class A	164	(0.38)%	(1,790)
Leidos Holdings, Inc.	239	(0.50)%	(4,050)
Crowdstrike Holdings, Inc. — Class A	95	(0.41)%	(4,392)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MongoDB, Inc.	55	(0.47)%	$(4,540)
KBR, Inc.	1,402	(1.47)%	(16,710)
Total Technology			(26,705)
Industrial
Stericycle, Inc.	1,105	(1.25)%	15,127
Boeing Co.	373	(1.37)%	13,661
MSA Safety, Inc.	223	(0.57)%	1,512
Jacobs Engineering Group, Inc.	629	(1.66)%	1,165
J.B. Hunt Transport Services, Inc.	159	(0.61)%	439
CH Robinson Worldwide, Inc.	344	(0.71)%	(440)
TransDigm Group, Inc.	48	(0.60)%	(517)
General Electric Co.	352	(0.62)%	(756)
Republic Services, Inc. — Class A	275	(0.70)%	(3,880)
Waste Management, Inc.	265	(0.81)%	(4,683)
Howmet Aerospace, Inc.	1,343	(0.93)%	(5,458)
Tetra Tech, Inc.	338	(1.07)%	(9,285)
Casella Waste Systems, Inc. — Class A	882	(1.48)%	(18,580)
Total Industrial			(11,695)
Energy
NOV, Inc.	2,043	(0.77)%	(7,861)
Range Resources Corp.	966	(0.56)%	(12,225)
Patterson-UTI Energy, Inc.	4,196	(1.25)%	(30,416)
Halliburton Co.	2,779	(2.02)%	(37,871)
Total Energy			(88,373)
Total GS Long/Short Equity Short Custom Basket			$(152,259)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at March 31, 2022 — See Note 5.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

2	Affiliated issuer.
3	All or a portion of this security is pledged as short security and equity custom basket swap collateral at March 31, 2022.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.
6	All or a portion of this security is pledged as futures collateral at March 31, 2022.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of March 31, 2022.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,377,281		$—	$—	$32,377,281
Rights	—	*	—	—	—
Mutual Funds	15,169,441		—	—	15,169,441
Closed-End Funds	4,899,739		—	—	4,899,739
U.S. Treasury Bills	—		8,550,408	—	8,550,408
Repurchase Agreements	—		17,972,456	—	17,972,456
Securities Lending Collateral	316,279		—	—	316,279
Commodity Futures Contracts**	757,336		—	—	757,336
Interest Rate Futures Contracts**	623,338		60,851	—	684,189
Currency Futures Contracts**	84,076		—	—	84,076
Equity Futures Contracts**	74,053		993	—	75,046
Equity Custom Basket Swap Agreements**	—		3,598,094	—	3,598,094
Total Assets	$54,301,543		$30,182,802	$—	$84,484,345

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$6,005,343	$—	$—	$6,005,343
Exchange-Traded Funds Sold Short	5,509,293	—	—	5,509,293
Commodity Futures Contracts**	637,982	—	—	637,982
Interest Rate Futures Contracts**	422,086	196,100	—	618,186
Currency Futures Contracts**	170,116	—	—	170,116
Equity Futures Contracts**	166,115	928	—	167,043
Equity Custom Basket Swap Agreements**	—	966,244	—	966,244
Total Liabilities	$12,910,935	$1,163,272	$—	$14,074,207

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Transactions during the period ended March 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Shares 03/31/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,207,495	$1,500,000	$–	$–	$(88,371)	$6,619,124	269,618	$22,316
Guggenheim Strategy Fund III	977,752	1,000,000	–	–	(30,422)	1,947,330	79,031	6,848
Guggenheim Ultra Short Duration Fund — Institutional Class	3,690,666	3,000,000	–	–	(87,679)	6,602,987	674,462	16,008
	$9,875,913	$5,500,000	$–	$–	$(206,472)	$15,169,441		$45,172

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2022, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bond
0.28%			2.38%
Due 04/01/22	$151,286,307	$151,287,484	Due 05/15/51	$155,999,600	$154,312,098

BofA Securities, Inc.			U.S. Treasury Note
0.25%			1.25%
Due 04/01/22	58,268,731	58,269,135	Due 04/30/28	63,485,700	59,434,112

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.24%			0.13%
Due 04/01/22	15,149,870	15,149,971	Due 01/15/30	14,626,728	15,452,970

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At March 31, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$309,478	$316,279

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' consolidated financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$44,224,002	$-	$(1,340,551)	$(1,340,551)
Managed Futures Strategy Fund	44,539,991	2,907,551	(1,277,832)	1,629,719
Multi-Hedge Strategies Fund	67,695,796	6,617,439	(3,903,097)	2,714,342

Note 7 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.